Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2012
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Market Expansion Index Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated April 30, 2013

to the Prospectuses dated November 1, 2012, as supplemented

The Board of Trustees of JPMorgan Trust II has approved certain changes to the JPMorgan Market Expansion Index Fund (the "Fund"). Unless indicated otherwise below, these changes are effective immediately.

Name Change. The name of the JPMorgan Market Expansion Index Fund has changed to JPMorgan Market Expansion Enhanced Index Fund. All references in the prospectus are hereby changed to the new name.

Changes to the Fund's 80% Policy and other Investment Strategy Changes. The first paragraph in the section "What are the Fund's main investment strategies?" is hereby deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund will hold at least 80% of its Assets in stocks in the S&P 1000 Index[1]. The S&P 1000 Index is a market capitalization weighted combination of the S&P SmallCap 600[1] and S&P MidCap 400[1] Indexes. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund invests in stocks with market capitalizations similar to those that are included in the S&P 1000 Index. These securities trade on national exchanges, as well as over-the-counter as part of the National Market System. Because the Fund uses an enhanced index strategy, not all of the stocks in the S&P 1000 Index are included in the Fund, and the Fund's position in an individual stock may be overweighted or underweighted when compared to the index. In addition, the Fund may modestly overweight or underweight the sectors and industries within the index. The Fund seeks returns that modestly exceed those of the S&P 1000 Index over the long term with a modest divergence to the benchmark. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs).

1	"S&P 1000 Index," "S&P SmallCap 600" and "S&P MidCap 400" are registered service marks of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

Change to Index Investing Risk. The "Index Investing Risk" in the section "The Fund's Main Investment Risks" is hereby deleted in its entirety and replaced with the following:

Because the Fund uses an enhanced index strategy, securities may be purchased, retained and sold by the Fund at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not invested in such securities. There is also the risk that the Fund's performance may not correlate with the performance of the index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, B, C, Select Shares | JPMorgan Market Expansion Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Market Expansion Index Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated April 30, 2013

to the Prospectuses dated November 1, 2012, as supplemented

The Board of Trustees of JPMorgan Trust II has approved certain changes to the JPMorgan Market Expansion Index Fund (the "Fund"). Unless indicated otherwise below, these changes are effective immediately.

Name Change. The name of the JPMorgan Market Expansion Index Fund has changed to JPMorgan Market Expansion Enhanced Index Fund. All references in the prospectus are hereby changed to the new name.

Changes to the Fund's 80% Policy and other Investment Strategy Changes. The first paragraph in the section "What are the Fund's main investment strategies?" is hereby deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund will hold at least 80% of its Assets in stocks in the S&P 1000 Index[1]. The S&P 1000 Index is a market capitalization weighted combination of the S&P SmallCap 600[1] and S&P MidCap 400[1] Indexes. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund invests in stocks with market capitalizations similar to those that are included in the S&P 1000 Index. These securities trade on national exchanges, as well as over-the-counter as part of the National Market System. Because the Fund uses an enhanced index strategy, not all of the stocks in the S&P 1000 Index are included in the Fund, and the Fund's position in an individual stock may be overweighted or underweighted when compared to the index. In addition, the Fund may modestly overweight or underweight the sectors and industries within the index. The Fund seeks returns that modestly exceed those of the S&P 1000 Index over the long term with a modest divergence to the benchmark. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs).

1	"S&P 1000 Index," "S&P SmallCap 600" and "S&P MidCap 400" are registered service marks of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

Change to Index Investing Risk. The "Index Investing Risk" in the section "The Fund's Main Investment Risks" is hereby deleted in its entirety and replaced with the following:

Because the Fund uses an enhanced index strategy, securities may be purchased, retained and sold by the Fund at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not invested in such securities. There is also the risk that the Fund's performance may not correlate with the performance of the index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

R2 Shares | JPMorgan Market Expansion Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

JPMORGAN U.S. EQUITY FUNDS

JPMorgan Market Expansion Index Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated April 30, 2013

to the Prospectuses dated November 1, 2012, as supplemented

The Board of Trustees of JPMorgan Trust II has approved certain changes to the JPMorgan Market Expansion Index Fund (the "Fund"). Unless indicated otherwise below, these changes are effective immediately.

Name Change. The name of the JPMorgan Market Expansion Index Fund has changed to JPMorgan Market Expansion Enhanced Index Fund. All references in the prospectus are hereby changed to the new name.

Changes to the Fund's 80% Policy and other Investment Strategy Changes. The first paragraph in the section "What are the Fund's main investment strategies?" is hereby deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund will hold at least 80% of its Assets in stocks in the S&P 1000 Index[1]. The S&P 1000 Index is a market capitalization weighted combination of the S&P SmallCap 600[1] and S&P MidCap 400[1] Indexes. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund invests in stocks with market capitalizations similar to those that are included in the S&P 1000 Index. These securities trade on national exchanges, as well as over-the-counter as part of the National Market System. Because the Fund uses an enhanced index strategy, not all of the stocks in the S&P 1000 Index are included in the Fund, and the Fund's position in an individual stock may be overweighted or underweighted when compared to the index. In addition, the Fund may modestly overweight or underweight the sectors and industries within the index. The Fund seeks returns that modestly exceed those of the S&P 1000 Index over the long term with a modest divergence to the benchmark. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs).

1	"S&P 1000 Index," "S&P SmallCap 600" and "S&P MidCap 400" are registered service marks of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund.

Change to Index Investing Risk. The "Index Investing Risk" in the section "The Fund's Main Investment Risks" is hereby deleted in its entirety and replaced with the following:

Because the Fund uses an enhanced index strategy, securities may be purchased, retained and sold by the Fund at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not invested in such securities. There is also the risk that the Fund's performance may not correlate with the performance of the index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE